Exploration and Evaluation Assets, Net	6 Months Ended
Jun. 30, 2022
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets, Net

13. EXPLORATION AND EVALUATION ASSETS, NET

As at December 31, 2021	720
Additions	13
Change in Decommissioning Liabilities	(12)
Exchange Rate Movements and Other	4
As at June 30, 2022	725